Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

24.Subsequent events

The Company evaluated subsequent events through March 17, 2022, the date on which these financial statements were issued, and the management determined that other than those that have been disclosed in the consolidated financial statements, there are no subsequent events that require recognition and disclosure in the consolidated financial statements.